Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 0	$ 0	$ 0	$ 0
Restricted cash	116,513	197,201	46,770	0
Receivables			0
Advances to affiliate	10,600	20,108	10,073
Other current assets	1,164	37,195	225
Other current assets—affiliate	279	141	167
Total current assets	128,556	254,645	57,235
Non-current restricted cash	0	73,339	0	0
Property, plant and equipment, net	7,834,810	6,076,672	3,924,551
Debt issuance and deferred financing costs, net	103,879	155,847	247,441
Non-current advances under long-term contracts	0	46,398	51,530
Other non-current assets	37,545	29,547	23,285
Total assets	8,104,790	6,636,448	4,304,042
Current liabilities
Accounts payable	7,576	9,120	1,043
Accrued liabilities	178,665	137,648	81,196
Due to affiliates	16,578	7,050	2,332
Derivative liabilities	30,099	43,383	28,559
Total current liabilities	232,918	197,201	113,130
Long-term debt, net	6,333,804	5,081,715	2,713,000
Non-current derivative liabilities	49,231	43,105	76,440
Other non-current liabilities		0	891
Other non-current liabilities—affiliate	0	618	1,231
Commitments and contingencies
Member’s equity	1,488,837	1,313,809	1,399,350	$ 65,532	$ (1,492)
Total liabilities and member’s equity	$ 8,104,790	6,636,448	$ 4,304,042
Scenario, Previously Reported [Member]
Current assets
Receivables		400
Other current assets		$ 36,795